Expense Example {- Fidelity® OTC Portfolio} - 07.31 Fidelity OTC Portfolio Retail PRO-06 - Fidelity® OTC Portfolio - Fidelity OTC Portfolio-Retail Class	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 89
3 years	278
5 years	482
10 years	$ 1,073